Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information
Corporate Information

1.	Corporate Information

RanMarine Technology, B.V. (the “Company”) was incorporated in the Netherlands on April 12, 2016. The Company designs and manufactures aquatic drones also known as autonomous surface vessels (“ASV”) for the purpose of eliminating water pollution in ports, harbors, canals and other marine and water environments. The Company’s corporate offices and manufacturing facility are located in Rotterdam, the Netherlands.